Audit Information	12 Months Ended
Dec. 31, 2024
Audit Information [Abstract]
Auditor Firm ID	1251
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft
Auditor Location	Cologne, Germany